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ABIGAIL J. MURRAY                                                               CHICAGO  NEW YORK CITY WASHINGTON, D.C.
312-609-7796
amurray@vedderprice.com

December 31, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:       Marshall Funds, Inc. (the “Registrant”)
File Nos. 033-48907 and 811-58433

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectuses dated December 29, 2009 and Statement of Additional Information dated December 29, 2009 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 62 (the “Amendment”), which was filed on December 28, 2009 and went effective December 29, 2009, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-09-260451).

Please do not hesitate to contact the undersigned at (312) 609-7796 if you have any questions regarding this certification.

Very truly yours,

/s/Abigail J. Murray
Abigail J. Murray